Offsetting Arrangements - Liabilities With Offsetting Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Derivatives, Gross amounts of recognized liabilities	$ 16,807	$ 11,852
Derivatives, Gross amounts offset in statement of condition	(11,564)	(5,970)
Derivatives, Net Amounts of Liabilities Presented in Statement of Condition	5,243	5,882
Derivative, Net Amount	5,028	5,432
Derivatives, Cash and collateral securities netting, offset	(1,341)	(422)
Derivatives, Cash and collateral securities netting, Cash and Securities Provided	(215)	(450)
Derivatives, Cash and collateral securities netting, Net	(1,556)	(872)
Resale agreements and securities lending, Gross Amounts of Recognized Liabilities(1)(2)	104,494	54,127
Resale agreements and securities lending, Gross Amounts Offset in Statement of Condition(3)	(91,889)	(47,434)
Resale agreements and securities lending, Net Amounts of Liabilities Presented in Statement of Condition	12,605	6,693
Resale agreements and securities lending, Cash and Securities Provided	(11,543)	(4,299)
Resale agreements and securities lending, Net Amount	1,062	2,394
Total derivatives and other financial instruments, Gross Amounts of Recognized Liabilities	121,301	65,979
Total derivatives and other financial instruments, Gross Amounts Offset in Statement of Condition	(103,453)	(53,404)
Total derivatives and other financial instruments, Net Amounts of Liabilities Presented in Statement of Condition	17,848	12,575
Total derivatives and other financial instruments, Cash and Securities Provided	(11,758)	(4,749)
Total derivatives and other financial instruments, Net Amount	6,090	7,826
Securities sold under repurchase agreements	1,082	2,842
Securities lending, fair value, amount not offset against collateral		3,900
Foreign exchange contracts
Offsetting Liabilities [Line Items]
Derivatives, Gross amounts of recognized liabilities	16,522	11,467
Derivatives, Gross amounts offset in statement of condition	(10,223)	(5,548)
Derivatives, Net Amounts of Liabilities Presented in Statement of Condition	6,299	5,919
Derivative, Net Amount	6,299	5,919
Interest rate contracts
Offsetting Liabilities [Line Items]
Derivatives, Gross amounts of recognized liabilities	71	100
Derivatives, Gross amounts offset in statement of condition	0	0
Derivatives, Net Amounts of Liabilities Presented in Statement of Condition	71	100
Derivative, Net Amount	71	100
Other derivative contracts
Offsetting Liabilities [Line Items]
Derivatives, Gross amounts of recognized liabilities	214	285
Derivatives, Gross amounts offset in statement of condition	0	0
Derivatives, Net Amounts of Liabilities Presented in Statement of Condition	214	285
Derivative, Net Amount	$ 214	$ 285